11. SEGMENT INFORMATION (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
SEGMENT INFORMATION
Identifiable Assets	$ 65,732,586	$ 79,690,498
USA [Member]
SEGMENT INFORMATION
Identifiable Assets	39,480,591	46,949,474
Canada [Member]
SEGMENT INFORMATION
Identifiable Assets	24,713,835	31,274,058
Other [Member]
SEGMENT INFORMATION
Identifiable Assets	$ 1,538,160	$ 1,466,966